13. Stock Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stock Based Compensation Tables
Stock option activity
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value

December 31, 2014	5,095,458	1.70	4.5	-
Grants	2,150,000	0.55	4.6	-
Cancellations	(525,000)	-	-	-
December 31, 2015	6,720,458	1.35	3.7	-

Grants	1,475,000	0.96	4.8	-
Cancellations	(665,000)	-	-	-
September 30, 2016	7,530,458	1.29	3.5	-

Options exercisable at:
December 31, 2015	3,420,458	2.05	3.3
September 30, 2016	3,955,458	1.94	3.2

A summary of stock option activity for the years ended December 31, 2015 and 2014 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
December 31, 2013	385,458	10.83	4.2	-
Grants	4,710,000	0.95	4.5	-
Cancellations	-	-	-	-
December 31, 2014	5,095,458	1.70	4.5	-

Grants	2,150,000	0.55	4.6	-
Cancellations	(525,000)	-	-	-
December 31, 2015	6,720,458	1.35	3.7	-

Options exercisable at:
December 31, 2014	3,095,458	2.31	4.5
December 31, 2015	3,420,458	2.05	3.3

Nonqualified stock options
Alan Kelley	500,000
John Norris	150,000
Rich Gross	100,000
Marc Sylvester	250,000
Jay Rifkin	105,000
Chris Greenberg	35,000
1,140,000